Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The Company’s income (loss) before income taxes is associated with activities in domestic and international jurisdictions, as follows:

	Year Ended December 31,
	2021	2020	2019
Domestic	$256	$(33,803)	$(176,157)
International	22,694	12,914	14,561
Income (loss) before income taxes	$22,950	$(20,889)	$(161,596)

Schedule of Components of Income Tax Expense (Benefit)
The tax (provision) / benefit consists of the following:

	Year Ended December 31,
	2021	2020	2019
Current
Federal income tax	$(6,500)	$—	$—
State and local income tax	(4,437)	(1,427)	(1,480)
Foreign income tax	(11,641)	(2,615)	(252)
Total current income tax benefit (expense)	(22,578)	(4,042)	(1,732)
Deferred
Federal income tax	1,462	—	(627)
State and local income tax	512	—	(64)
Foreign income tax	1,677	589	—
Total deferred income tax benefit (expense)	3,651	589	(691)
(Provision)/benefit for income taxes	$(18,927)	$(3,453)	$(2,423)

Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the U.S. federal statutory tax rate to the effective income tax rate:

	Year Ended December 31,
	2021	2020	2019
Expected income tax expense at the federal statutory rate	21.0%	21.0%	21.0%
Partnership (income) loss not subject to U.S. corporate income taxes	(21.4%)	(21.0%)	(21.1%)
Foreign income taxes, net of federal benefit	10.7%	(9.7%)	(0.2%)
State and local income taxes, net of federal benefit	15.7%	(6.8%)	(0.9%)
Non-deductible compensation expense	26.0%	—%	—%
Unrecognized tax benefits	26.7%	—%	—%
Other, net	3.8%	—%	(0.3%)
Effective income tax rate	82.5%	(16.5%)	(1.5%)

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities included on the Company’s Consolidated Statements of Financial Condition are as follows:

	December 31,
	2021	2020
Deferred tax asset
Step-up in tax basis in PWP OpCo assets	$16,090	$—
Operating lease liabilities	6,601	52
Deferred compensation	6,912	604
Other	2,190	1,622
Deferred tax assets before valuation allowance	31,793	2,278
Valuation allowance	—	(1,024)
Total deferred tax assets	31,793	1,254
Deferred tax liability
Operating right-of-use lease assets	(5,969)	(40)
Intangible assets	(3,118)	—
Other	(1,615)	—
Total deferred tax liabilities	(10,702)	(40)
Deferred tax asset, net	$21,091	$1,214

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the changes in tax positions for the years ended December 31, 2021, 2020, and 2019 is as follows:

	Year Ended December 31,
	2021	2020	2019
Beginning unrecognized tax benefit	$—	$—	$—
Additions for tax positions of prior years	1,574	—	—
Additions for tax positions of current year	4,564	—	—
Ending unrecognized tax benefit	$6,138	$—	$—